Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill impairment, net of income tax	$ 57	$ 147
Goodwill	493	559	953
Impairments	66	394	0
Parent Company [Member]
Goodwill [Line Items]
Goodwill impairment, net of income tax		80
Goodwill	493	558
Impairments	66	327	0
Retail [Member]
Goodwill [Line Items]
Goodwill	0	23	241
Goodwill impairment testing attributed to reporting unit		43
Goodwill impairment testing attributed to reporting unit, impairment loss	43
Impairments	23	218
Corporate Benefit Funding [Member]
Goodwill [Line Items]
Goodwill	307	307	307
Goodwill impairment testing attributed to reporting unit		186
Impairments	0	0
Corporate & Other [Member]
Goodwill [Line Items]
Goodwill	186	229	405
Impairments	$ 43	$ 176